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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2011

Check here if Amendment [ ]          Amendment Number:
                                                       ---------
This Amendment (Check only one): [ ] is a restatement

                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WS Capital Management, L.P.
Address:  300 Crescent Court, Suite 1111
          Dallas, Texas 75201

Form 13F File Number: 028-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reid S. Walker                    Contact Person:   Joseph I. Worsham, II
Title: Member of WS Capital, L.L.C.,
       general partner of
       WS Capital Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:

    /s/ Reid S. Walker             Dallas, Texas         November 14, 2011
--------------------------    ----------------------    -------------------
        (Signature)               (City, State)               (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            54
Form 13F Information Table Value Total:      $570,034
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F Information Table


Column 1:                  Column 2:    Column 3:  Column 4:        Column 5:           Column 6:  Column 7:       Column 8:
---------------------  ---------------- --------- ----------- ------------------------- ---------- --------- ---------------------
                                                  Fair Market
                                                     Value    Shares or                                         Voting Authority
                          Title of        CUSIP   ----------- Principal                 Investment   Other   ---------------------
Name of Issuer              Class        Number    (x $1,000)   Amount  SH/PRN Put/Call Discretion Managers    Sole    Shared None
---------------------  ---------------- --------- ----------- --------- ------ -------- ---------- --------- --------- ------ ----
ACCO BRANDS CORP       COM              00081T108     9,540   2,000,000   SH               SOLE         -    2,000,000      0    0
AMERIS BANCORP         COM              03076K108     3,310     380,000   SH               SOLE         -      380,000      0    0
ANADARKO PETE CORP     COM              032511107     7,881     125,000   SH               SOLE         -      125,000      0    0
ANADARKO PETE CORP     COM              032511107    31,525     500,000   SH   CALL        SOLE         -            -      -    -
ASIA ENTN & RESOURCES
 LTD                   SHS              G0539K108     2,025     375,000   SH               SOLE         -      375,000      0    0
AVALONBAY CMNTYS INC   COM              053484101    22,810     200,000   SH   PUT         SOLE         -      200,000      0    0
BRIDGEPOINT ED INC     COM              10807M105     2,093     120,000   SH               SOLE         -      120,000      0    0
CAPITAL SR LIVING
 CORP                  COM              140475104     9,371   1,510,000   SH               SOLE         -    1,510,000      0    0
CAREFUSION CORP        COM              14170T101    21,555     900,000   SH               SOLE         -      900,000      0    0
CENTER FINL CORP
CALIF                  COM              15146E102     2,580     550,000   SH               SOLE         -      550,000      0    0
CINEMARK HOLDINGS INC  COM              17243V102    24,261   1,285,000   SH               SOLE         -    1,285,000      0    0
CLEARWATER PAPER CORP  COM              18538R103    12,573     370,000   SH               SOLE         -      370,000      0    0
COMMUNITY HEALTH SYS
 INC NEW               COM              203668108       765      46,000   SH               SOLE         -       46,000      0    0
COMMUNITY HEALTH SYS
 INC NEW               COM              203668108     1,664     100,000   SH   PUT         SOLE         -      100,000      0    0
COTT CORP QUE          COM              22163N106    27,240   4,000,000   SH               SOLE         -    4,000,000      0    0
CROWN HOLDINGS INC     COM              228368106    19,437     635,000   SH               SOLE         -      635,000      0    0
ERESEARCHTECHNOLOGY
 INC                   COM              29481V108     6,269   1,405,600   SH               SOLE         -    1,405,600      0    0
EXIDE TECHNOLOGIES     COM NEW          302051206    24,400   6,100,000   SH               SOLE         -    6,100,000      0    0
FIRST ACCEPTANCE CORP  COM              318457108     1,599   1,300,000   SH               SOLE         -    1,300,000      0    0
FIRST CALIFORNIA
FINANCIAL G            COM NEW          319395109     4,370   1,450,000   SH               SOLE         -    1,450,000      0    0
HECKMANN CORP          COM              422680108     4,761     900,000   SH               SOLE         -      900,000      0    0
HECKMANN CORP          *W EXP 11/09/201 422680116       120   1,196,100   SH               SOLE         -    1,196,100      0    0
HEELYS INC             COM              42279M107     1,010     500,000   SH               SOLE         -      500,000      0    0
HERTZ GLOBAL HOLDINGS
 INC                   COM              42805T105    25,810   2,900,000   SH               SOLE         -    2,900,000      0    0
HFF INC                CL A             40418F108     6,555     750,000   SH               SOLE         -      750,000      0    0

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
HILLTOP HOLDINGS INC   COM              432748101     3,605     500,000   SH               SOLE         -      500,000      0    0
HOLLYFRONTIER CORP     COM              436106108     7,866     300,000   SH               SOLE         -      300,000      0    0
HOLLYFRONTIER CORP     COM              436106108     5,244     200,000   SH   CALL        SOLE         -            -      -    -
ITT EDUCATIONAL
 SERVICES INC          COM              45068B109     8,637     150,000   SH   PUT         SOLE         -      150,000      0    0
JANUS CAP GROUP INC    COM              47102X105     2,940     490,000   SH               SOLE         -      490,000      0    0
MARATHON OIL CORP      COM              565849106    11,222     520,000   SH               SOLE         -      520,000      0    0
MARATHON OIL CORP      COM              565849106    18,343     850,000   SH   CALL        SOLE         -            -      -    -
MARATHON PETE CORP     COM              56585A102    19,754     730,000   SH               SOLE         -      730,000      0    0
MARKET VECTORS ETF TR  GOLD MINER ETF   57060U100    10,210     185,000   SH               SOLE         -      185,000      0    0
MEDCATH CORP           COM              58404W109    20,473   1,475,000   SH               SOLE         -    1,475,000      0    0
NCR CORP NEW           COM              62886E108    27,446   1,625,000   SH               SOLE         -    1,625,000      0    0
NORTHERN DYNASTY
 MINERALS LT           COM NEW          66510M204     8,308   1,550,000   SH               SOLE         -    1,550,000      0    0
OWENS ILL INC          COM NEW          690768403    24,948   1,650,000   SH               SOLE         -    1,650,000      0    0
OWENS ILL INC          COM NEW          690768403    15,876   1,050,000   SH   CALL        SOLE         -            -      -    -
P F CHANGS CHINA
 BISTRO INC            COM              69333Y108    26,831     985,000   SH               SOLE         -      985,000      0    0
PACWEST BANCORP DEL    COM              695263103     3,485     250,000   SH               SOLE         -      250,000      0    0
PIONEER NAT RES CO     COM              723787107     6,577     100,000   SH               SOLE         -      100,000      0    0
SEASPAN CORP           SHS              Y75638109     6,590     575,000   SH               SOLE         -      575,000      0    0
SODASTREAM
 INTERNATIONAL LTD     USD SHS          M9068E105     3,966     120,000   SH               SOLE         -      120,000      0    0
SPIRIT AEROSYSTEMS
 HLDGS INC             COM CL A         848574109     5,024     315,000   SH               SOLE         -      315,000      0    0
SPRINT NEXTEL CORP     COM SER 1        852061100    10,184   3,350,000   SH               SOLE         -    3,350,000      0    0
STEPAN CO              COM              858586100     6,584      98,000   SH               SOLE         -       98,000      0    0
STRAYER ED INC         COM              863236105     8,127     106,000   SH               SOLE         -      106,000      0    0
SWS GROUP INC          COM              78503N107     3,283     700,000   SH               SOLE         -      700,000      0    0
TENET HEALTHCARE CORP  COM              88033G100    16,440   4,000,000   SH               SOLE         -    4,000,000      0    0
ST JOE CO              COM              790148100       675      45,000   SH               SOLE         -       45,000      0    0
THQ INC                COM NEW          872443403     8,953   5,175,000   SH               SOLE         -    5,175,000      0    0
URANIUM RES INC        COM PAR $0.001   916901507     1,363   2,000,000   SH               SOLE         -    2,000,000      0    0
VANGUARD HEALTH SYS
 INC                   COM              922036207     3,556     350,000   SH               SOLE         -      350,000      0    0